Premises and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Impairment losses	¥ 13,490	¥ 27,428
Depreciation and amortization	234,457	345,560	¥ 169,346
General and Administrative expenses
Property, Plant and Equipment [Line Items]
Impairment losses	6,813	8,910
Occupancy expenses
Property, Plant and Equipment [Line Items]
Impairment losses	6,677	18,518
Retail And Business Banking Company
Property, Plant and Equipment [Line Items]
Impairment losses	6,774	¥ 15,761
Impairment losses on real estate	¥ 5,587